ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE LOSS
Detail of comprehensive loss

The following tables provide detail of comprehensive loss:

			Cash flow	Accumulated
	Unrecognized	Cumulative	hedging	Other
	Pension	Translation	activities,	Comprehensive
(in millions)	Items	Adjustment	net of tax	Loss
Balance December 31, 2020	$(42.6)	$(154.1)	$(16.0)	$(212.7)
Other comprehensive income before reclassifications	—	31.3	7.8	39.1
Amounts reclassified from AOCI to net income	—	—	(6.8)	(6.8)
Net change	—	31.3	1.0	32.3
Balance September 30, 2021	$(42.6)	$(122.8)	$(15.0)	$(180.4)

			Cash flow	Accumulated
	Unrecognized	Cumulative	hedging	Other
	Pension	Translation	activities,	Comprehensive
(in millions)	Items	Adjustment	net of tax	Loss
Balance December 31, 2019	$(13.6)	$(54.7)	$3.8	$(64.5)
Other comprehensive loss before reclassifications	(1.2)	(99.7)	(21.8)	(122.7)
Amounts reclassified from AOCI to net income	—	—	—	—
Net change	(1.2)	(99.7)	(21.8)	(122.7)
Balance September 30, 2020	$(14.8)	$(154.4)	$(18.0)	$(187.2)

The following table provides detail of comprehensive loss for the year ended December 31, 2020 and the year ended December 31, 2019, respectively:

			Cash flow	Accumulated
		Cumulative	hedging	Other
	Unrecognized	Translation	activities, net	Comprehensive
(in millions)	Pension Items	Adjustment	of tax	Loss
Balance December 31, 2018	$(10.9)	$(84.5)	$0.6	$(94.8)
Other comprehensive (loss) income before reclassifications	(2.7)	29.8	2.7	29.8
Amounts reclassified from AOCI to net income	—	—	0.5	0.5
Net change	(2.7)	29.8	3.2	30.3
Balance December 31, 2019	$(13.6)	$(54.7)	$3.8	$(64.5)
Other comprehensive loss before reclassifications	(28.2)	(99.4)	(15.0)	(142.6)
Amounts reclassified from AOCI to net income	(0.8)	—	(4.8)	(5.6)
Net change	(29.0)	(99.4)	(19.8)	(148.2)
Balance December 31, 2020	$(42.6)	$(154.1)	$(16.0)	$(212.7)

Summary of amounts reclassified from accumulated other comprehensive income

The following table provides details of amounts reclassified from accumulated other comprehensive income during the year ended December 31, 2020 and December 31, 2019:

	Year Ended	Year Ended
	December 31,	December 31,
(in millions)	2020	2019
Defined benefit plans and other post-employment benefits:
Prior service costs	$(1.4)	$—
Actuarial gain (losses)	0.6	—
Total pre-tax amount	(0.8)	—
Tax expense (benefit)	0.2	—
Net of tax	(0.6)	—
Reclassifications from unrealized gains/losses from derivative instruments:
Net gains (losses) on cash flow hedging derivatives:
Foreign currency forward contracts	0.5	0.2
Interest rate and currency swaps	(5.3)	0.5
Total pre-tax amount	(4.8)	0.7
Tax expense (benefit)	1.0	(0.2)
Net of tax	(3.8)	0.5
Total reclassifications for the period	$(4.4)	$0.5